UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-10467

                        CAUSEWAY CAPITAL MANAGEMENT TRUST
               (Exact name of registrant as specified in charter)

                                    --------


                    11111 Santa Monica Boulevard, Suite 1550
                              Los Angeles, CA 90025
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-866-947-7000

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2004

                  DATE OF REPORTING PERIOD: SEPTEMBER 30, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.



                             [CAUSEWAY LOGO OMITTED]


                                    CAUSEWAY

                                 INTERNATIONAL

                                   VALUE FUND




                                  ANNUAL REPORT
                               SEPTEMBER 30, 2004


--------------------------------------------------------------------------------
                         CAUSEWAY CAPITAL MANAGEMENT LLC
--------------------------------------------------------------------------------

                          [World Map Graphic Omitted]

[Background graphic omitted]

                        TABLE OF CONTENTS


                        Letter to Shareholders                              2

                        Schedule of Investments                             6

                        Sector Diversification                             10

                        Statement of Assets & Liabilities                  11

                        Statement of Operations                            12

                        Statement of Changes in Net Assets                 13

                        Financial Highlights                               14

                        Notes to Financial Statements                      15

                        Report of Independent Registered
                           Public Accounting Firm                          20

                        Notice to Shareholders                             21

                        Trustee and Officer Information                    22

                        Disclosure of Fund Expenses                        25

LETTER TO SHAREHOLDERS


The Causeway International Value Fund (the "Fund") outperformed its benchmark, the MSCI EAFE(R) Index, in the fiscal year ended September 30, 2004. The Fund's Institutional Class returned 27.41% and Investor Class returned 27.16% compared to the MSCI EAFE(R) Index performance of 22.52% for this 12-month period. From its inception on October 26, 2001 through September 30, 2004, the average annual total returns of the Fund's Institutional and Investor Class shares were 15.67% and 15.36%, respectively. The Fund ended the fiscal year with $1.739 billion in net assets.

We analyze foreign equity markets continuously for undervalued stocks exhibiting superior financial strength. The most attractive investment candidates are typically companies that distribute surplus capital to their shareholders in the form of generous dividends and/or sizable share buyback programs. This return of capital tends to lend stability to the share price and mitigate risk, defined as volatility of returns. Our research team takes particular interest in companies that generate "free cash" (defined as cash in excess of what is required to grow the business). More often than not, those high cash flow companies will boost their dividend payouts and return surplus capital to shareholders. This gives us the opportunity to reinvest that cash in our most promising candidates to seek to enhance overall Fund performance.

The past 12 months began with a surge of investor optimism as global stocks extended their cyclical rebound of the prior year. Asian markets, in particular China and Japan, led the global rally. Investors had an insatiable appetite for companies and commodities viewed as beneficiaries of China's rapid growth. By late spring, much of the enthusiasm that had buoyed global equity markets began to wane. Efforts by China's central bank to cool its economy coupled with reversals of accommodative monetary policies in other regions began to shake investor confidence. Furthermore, geopolitical unrest in the Middle East, Russia and Africa increased the likelihood of worldwide supply/demand imbalances, which sent oil prices to record highs. Crude oil over the last twelve months increased from $29 per barrel (West Texas Intermediate) to nearly $50 per barrel by September 30, a meteoric 70% rise. Poorly performing stock markets in the latter half of the fiscal year reflected the potential drag on growth from a sustained high oil price and the implicit tax on consumption.

During the fiscal year, the Fund benefited from several of the decisions we madein the bear market in the first calendar quarter of 2003. At that time, with investor pessimism plaguing share prices indiscriminately, we made the decision to add several of the world's most profitable and financially stable telecommunications stocks to the Fund. One of those companies, Norway's telecommunications leader, Telenor, is an example of a company producing abundant free cash from its strongest franchises (in this case, international and domestic mobile operations). Telenor was the Fund's single largest contributor in the fiscal year as investors rewarded the company's

--------------------------------------------------------------------------------
2
earnings growth and consistent cash generation. Another major contributor was the French pharmaceutical giant, Sanofi-Aventis, the combination of Aventis and its French rival drug firm, Sanofi-Synthelabo. In addition to paying a premium in acquiring Aventis, suitor Sanofi also brings considerable added value to Aventis shareholders through its much heralded research and development expertise and robust drug pipeline. The Sanofi takeover of Aventis supported our theory that an undervalued, cash-generative business (such as Aventis) should achieve a re-pricing up to fair value -- if not through the equity market, then via a bid from a hungry suitor.

In general, we attribute the Fund's performance gains over the Index to stock selection in a variety of regions including France, the Netherlands, Switzerland, the UK and Japan. The industries that contributed to the return in excess of the Index included telecommunication services, capital goods, banks, diversified financials, food, beverage & tobacco, insurance and pharmaceuticals. The Fund's top five contributors to performance during the fiscal year were Telenor, Aventis, UK financial media company Reuters, and two profitable construction companies, Swiss plumbing systems company Geberit, and French toll road operator Vinci.

Detractors to performance in the period included South Korea's dominant fixed line telecommunications provider KT Corporation, considered vulnerable to the recent slowing of the domestic economy and the decline in revenues from its fixed line services. Additional detractors included Canada's electronics manufacturing services company Celestica, which sagged after sobering profit earnings from its major customers such as IBM, Cisco and Lucent. Other holdings that disappointed us in the fiscal year included Japanese office equipment company Canon, Japanese pharmaceutical company Yamanouchi Pharmaceutical, UK-listed consumer products manufacturer Unilever and South Korean technology company Creative Technology.

As value investors, we take great care in the construction of the portfolio and, most importantly, the price we are willing to pay for any particular holding. The recovery in global stock markets from the lows of 2003 has narrowed the universe of acceptable candidates. Nonetheless, undervalued stocks, although no longer plentiful, can be found in most industries and markets. We have reduced the Fund's exposure to companies whose earnings are most sensitive to the economic cycle, as we believe these stocks have reached fair value. Most companies in cyclical industries have implemented severe expense reduction plans and have fewer efficiency gains to take in the next 12 months. Higher raw material and energy costs will remain an impediment for most of the manufacturing sector. Our analysis in the oil and gas industry indicates a gradual decline in oil prices as well as other commodities in the year ahead, thus alleviating some of the price pressure from raw materials. We disagree with the investor gloom surrounding many of the defensive, highly cash generative businesses such as food and beverages, pharmaceuticals, and telecommunications.

--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                       3

With few acquisitions on the horizon, we believe much of the abundant cash generated by these companies will lead to greater dividend payouts and significant share repurchases. This healthy development should support share prices and impose even greater capital allocation discipline on listed companies worldwide.

We thank you for your continued confidence in the Causeway International Value Fund.


/s/Harry W. Hartford       /s/Sarah H. Ketterer      /s/James A. Doyle


Harry W. Hartford          Sarah H. Ketterer         James A. Doyle
Portfolio Manager          Portfolio Manager         Portfolio Manager



October 25, 2004


THE PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH LESS THAN THEIR ORIGINAL COST. INVESTMENT PERFORMANCE REFLECTS FEE WAIVERS IN EFFECT. IN THE ABSENCE OF SUCH FEE WAIVERS, TOTAL RETURN WOULD BE REDUCED. TOTAL RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS AT NET ASSET VALUE WHEN PAID. INVESTOR CLASS SHARES HAVE A SHAREHOLDER SERVICES FEE OF UP TO 0.25% PER ANNUM OF AVERAGE DAILY NET ASSETS, AND WILL HAVE LOWER PERFORMANCE THAN INSTITUTIONAL CLASS SHARES. INSTITUTIONAL CLASS SHARES HAVE NO SHAREHOLDER SERVICES FEE. FOR MORE INFORMATION, PLEASE SEE THE PROSPECTUS.

THE ABOVE COMMENTARY EXPRESSES THE PORTFOLIO MANAGERS' VIEWS AS OF THE DATE SHOWN AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE REGARDING ANY STOCK. THESE VIEWS AND THE PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE. THERE IS NO GUARANTEE THAT ANY FORECASTS MADE WILL COME TO PASS. THE MSCI EAFE(R) INDEX IS AN UNMANAGED INDEX CONSISTING OF A MARKET-VALUE-WEIGHTED AVERAGE OF THE PERFORMANCE OF INTERNATIONAL SECURITIES LISTED ON EXCHANGES IN EUROPE, AUSTRALASIA AND THE FAR EAST. THE INDEX DOES NOT REFLECT THE PAYMENT OF TRANSACTION COSTS, FEES AND EXPENSES ASSOCIATED WITH AN INVESTMENT IN THE FUND. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THERE ARE SPECIAL RISKS IN FOREIGN INVESTING (PLEASE SEE NOTE 5 IN THE NOTES TO FINANCIAL STATEMENTS).




--------------------------------------------------------------------------------
4                 CAUSEWAY INTERNATIONAL VALUE FUND

[LINE GRAPH OMITTED - PLOT POINTS FOLLOW:]

Comparison of Change in the Value of a $10,000 Investment in the Causeway International Value Fund, Institutional Class shares and Investor Class shares versus the MSCI EAFE(R) Index


                    Causeway                Causeway
                  International           International
                   Value Fund,             Value Fund,          MSCI EAFE[R]
               Institutional Class       Investor Class            Index
10/31/01             10,000                  10,000               10,000
9/30/02               8,990                   8,966                8,264
9/30/03              12,245                  12,173               10,457
9/30/04              15,602                  15,479               12,812

The performance in the above graph does not reflect the deduction of or the redemptions of fund shares. The inception date of the Causeway International Value Fund is October 26, 2001.

------------------------------------------------
                                  Annualized
                        One Year   Inception
                          Return     to Date
------------------------------------------------
Institutional Class       27.41%      15.67%
------------------------------------------------
Investor Class            27.16%      15.36%
------------------------------------------------




--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND                       5

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004


                                                                         MARKET
                                                                          VALUE
CAUSEWAY INTERNATIONAL VALUE FUND         NUMBER OF SHARES                (000)
--------------------------------------------------------------------------------
COMMON STOCK
CANADA -- 3.0%
         Celestica*                              1,694,813           $   21,565
         Manulife Financial                        696,327               30,582
                                                                     ----------
                                                                         52,147
                                                                     ----------
FRANCE -- 11.5%
         AXA                                     1,400,377               28,369
         BNP Paribas                               391,520               25,318
         Carrefour                                 347,891               16,384
         France Telecom+                         1,022,255               25,502
         Sanofi-Aventis                            628,979               46,681
         Total                                     105,767               21,571
         Vinci                                     309,674               35,680
                                                                     ----------
                                                                        199,505
                                                                     ----------
GERMANY -- 2.1%
         Depfa Bank                              1,813,792               24,767
         Heidelberger Druckmaschinen*+             409,861               12,233
                                                                     ----------
                                                                         37,000
                                                                     ----------
HONG KONG -- 1.8%
         Henderson Land Development              6,586,648               31,511
                                                                     ----------
IRELAND -- 3.0%
         Allied Irish Banks                      1,804,726               30,299
         CRH                                       932,582               22,151
                                                                     ----------
                                                                         52,450
                                                                     ----------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
6                 CAUSEWAY INTERNATIONAL VALUE FUND

SEPTEMBER 30, 2004


                                                                         MARKET
                                                                          VALUE
CAUSEWAY INTERNATIONAL VALUE FUND         NUMBER OF SHARES                (000)
--------------------------------------------------------------------------------
JAPAN -- 11.4%
         Acom                                      242,510           $   15,035
         Canon                                     736,300               34,673
         Honda Motor                               862,800               41,885
         Konica Minolta Holdings                 1,856,400               25,433
         Promise                                   526,350               34,500
         Takefuji                                  492,640               31,574
         Yamanouchi Pharmaceutical                 453,300               14,670
                                                                     ----------
                                                                        197,770
                                                                     ----------
NETHERLANDS -- 9.1%
         ABN AMRO Holding                          981,955               22,335
         ING Groep                               1,262,353               31,899
         Koninklijke Philips Electronics         1,258,877               28,868
         Royal Dutch Petroleum                     249,448               12,865
         TPG                                     1,256,076               30,726
         Unilever                                  134,520                7,749
         Vedior                                  1,490,265               23,073
                                                                     ----------
                                                                        157,515
                                                                     ----------
NEW ZEALAND -- 1.7%
         Telecom Corporation of New Zealand      7,503,536               29,934
                                                                     ----------
NORWAY -- 1.9%
         Telenor ASA                             4,324,401               33,046
                                                                     ----------
PORTUGAL -- 1.2%
         Portugal Telecom SGPS                   1,903,092               20,992
                                                                     ----------
SINGAPORE -- 1.5%
         Creative Technology                       557,997                6,162
         United Overseas Bank                    2,560,629               20,828
                                                                     ----------
                                                                         26,990
                                                                     ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                      CAUSEWAY INTERNATIONAL VALUE FUND                        7

SEPTEMBER 30, 2004


                                                                         MARKET
                                                                          VALUE
CAUSEWAY INTERNATIONAL VALUE FUND         NUMBER OF SHARES                (000)
--------------------------------------------------------------------------------
SOUTH KOREA -- 4.4%
         KT                                        436,870           $   14,139
         Samsung Electronics                       106,350               42,318
         SK Telecom                                132,330               20,177
                                                                     ----------
                                                                         76,634
                                                                     ----------
SPAIN -- 6.6%
         Altadis                                   779,283               26,554
         Amadeus Global Travel Distribution      4,682,002               37,089
         Enagas                                  2,169,948               25,987
         Telefonica                              1,639,732               24,572
                                                                     ----------
                                                                        114,202
                                                                     ----------
SWITZERLAND -- 7.0%
         Credit Suisse Group                       714,682               22,878
         Geberit                                    25,477               19,851
         Novartis                                  507,408               23,722
         SIG Holding                                42,243                7,601
         Syngenta                                  206,530               19,742
         Zurich Financial Services                 197,654               28,261
                                                                     ----------
                                                                        122,055
                                                                     ----------
UNITED KINGDOM -- 30.0%
         Arriva                                  1,035,846                8,351
         Aviva                                   2,872,883               28,498
         BAA                                     2,595,770               26,031
         BAE Systems                             6,464,087               26,322
         BOC Group                               1,433,101               22,953
         British Airways*                        3,265,106               12,275
         British American Tobacco                1,950,036               28,300
         BT Group                                7,298,002               23,767
         Cadbury Schweppes                       2,213,776               17,046


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
8                 CAUSEWAY INTERNATIONAL VALUE FUND

SCHEDULE OF INVESTMENTS (CONCLUDED)
SEPTEMBER 30, 2004


                                                                         MARKET
                                                                          VALUE
CAUSEWAY INTERNATIONAL VALUE FUND         NUMBER OF SHARES                (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- (CONTINUED)
         Diageo                                  2,436,130           $   30,455
         Firstgroup                              2,742,225               14,582
         GlaxoSmithKline                         1,509,886               32,581
         Kingfisher                              5,137,840               28,694
         Lloyds TSB Group                        3,413,680               26,688
         Reed Elsevier                           2,672,651               23,485
         Reuters Group                           4,266,675               24,080
         Royal Bank of Scotland Group            1,125,019               32,531
         Shell Transport & Trading               3,830,784               28,144
         Unilever                                3,830,910               31,216
         Vodafone Group                         12,891,355               30,889
         Wolseley                                1,448,192               24,756
                                                                     ----------
                                                                        521,644
                                                                     ----------
TOTAL COMMON STOCK
        (COST $1,495,318) -- 96.2%                                    1,673,395
                                                                     ----------
CASH EQUIVALENT
        The Bank of New York Cash Reserve Fund  90,663,824               90,664
                                                                     ----------
TOTAL CASH EQUIVALENT
        (COST $90,664) -- 5.2%                                           90,664
                                                                     ----------
TOTAL INVESTMENTS
        (COST $1,585,982) -- 101.4%                                  $1,764,059
                                                                     ----------
Percentages are based on Net Assets of $1,739,340,147.
* Non-income producing security
+ Resales of portions of these securities are subject to Rule 144A of the Securities Act of 1933. Such securities may be resold in transactions exempt from registration, normally on foreign exchanges or to qualified institutional buyers. Country determined by registration, location of headquarters or primary listing.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                      CAUSEWAY INTERNATIONAL VALUE FUND                        9

SECTOR DIVERSIFICATION
SEPTEMBER 30, 2004

AS OF SEPTEMBER 30, 2004, THE SECTOR DIVERSIFICATION WAS AS FOLLOWS:



CAUSEWAY INTERNATIONAL VALUE FUND       MARKET VALUE (000)       % OF NET ASSETS
--------------------------------------------------------------------------------
COMMON STOCK
Financials                                     $   465,873                 26.8%
Industrials                                        292,560                 16.8
Communications                                     247,097                 14.2
Consumer Staples                                   157,704                  9.1
Consumer Discretionary                             131,095                  7.5
Information Technology                             130,151                  7.5
Healthcare                                         117,653                  6.8
Energy                                              62,580                  3.6
Basic Materials                                     42,695                  2.4
Utilities                                           25,987                  1.5
                                                ----------            ---------
TOTAL COMMON STOCK                               1,673,395                 96.2
CASH EQUIVALENT                                     90,664                  5.2
                                                ----------            ---------
TOTAL INVESTMENTS                                1,764,059                101.4
                                                ----------            ---------
OTHER ASSETS & LIABILITIES, NET                    (24,719)                (1.4)
                                                ----------            ---------
NET ASSETS                                      $1,739,340                100.0%
                                                ==========            =========




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
10                CAUSEWAY INTERNATIONAL VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (000)
                                                                                                           CAUSEWAY
                                                                                                      INTERNATIONAL
                                                                                                         VALUE FUND
                                                                                                      -------------
                                                                                                            9/30/04
                                                                                                      -------------
ASSETS:
   Investments at Market Value (Cost $1,585,982)                                                         $1,764,059
   Foreign Currency at Market Value (Cost $29)                                                                  787
   Receivable for Fund Shares Sold                                                                           17,064
   Dividend and Interest Receivable                                                                           3,851
   Receivable for Investment Securities Sold                                                                    868
   Unrealized Gain on Foreign Currency Contracts                                                                231
   Tax Reclaims Receivables                                                                                     204
                                                                                                         ----------
     TOTAL ASSETS                                                                                         1,787,064
                                                                                                         ----------
LIABILITIES:
   Payable for Investment Securities Purchased                                                               45,118
   Payable for Fund Shares Redeemed                                                                             925
   Payable due to Investment Adviser                                                                          1,094
   Payable due to Administrator                                                                                 136
   Payable for Shareholder Servicing Fees                                                                       135
   Payable for Trustees' Fees                                                                                    12
   Unrealized Loss on Foreign Currency Contracts                                                                  5
   Accrued Expenses                                                                                             299
                                                                                                         ----------
     TOTAL LIABILITIES                                                                                       47,724
                                                                                                         ----------
     NET ASSETS                                                                                          $1,739,340
                                                                                                         ==========
NET ASSETS:
   Paid-In-Capital (unlimited authorization -- no par value)                                             $1,496,903
   Undistributed net investment income                                                                       19,101
   Accumulated net realized gain on investments                                                              45,233
   Net unrealized appreciation on investments                                                               178,077
   Net unrealized appreciation on forward foreign currency contracts, foreign currencies and translation of other assets and liabilities
     denominated in foreign currencies                                                                           26
                                                                                                         ----------
     NET ASSETS                                                                                          $1,739,340
                                                                                                         ==========
   NET ASSET VALUE (BASED ON NET ASSETS OF $997,371,084 # 67,370,074 SHARES),
     OFFERING AND REDEMPTION PRICE PER SHARE -- INSTITUTIONAL CLASS                                      $    14.80
                                                                                                         ==========
   NET ASSET VALUE (BASED ON NET ASSETS OF $741,969,063 # 50,360,310 SHARES),
     OFFERING AND REDEMPTION PRICE PER SHARE -- INVESTOR CLASS                                           $    14.73
                                                                                                         ==========



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                      CAUSEWAY INTERNATIONAL VALUE FUND                       11



STATEMENT OF OPERATIONS (000)
                                                                                                           CAUSEWAY
                                                                                                      INTERNATIONAL
                                                                                                         VALUE FUND
                                                                                                      -------------
                                                                                                        10/01/03 to
                                                                                                            9/30/04
                                                                                                      -------------
INVESTMENT INCOME:
   Dividend Income (Net of Foreign Taxes Withheld of $3,725)                                               $ 27,887
   Interest Income                                                                                               61
                                                                                                           --------
   Total Investment Income                                                                                   27,948
                                                                                                           --------
EXPENSES:
   Investment Advisory Fees                                                                                   8,680
   Shareholder Servicing Fees - Investor Class                                                                1,293
   Administration Fees                                                                                        1,214
   Trustees Fees                                                                                                 51
   Transfer Agent Fees                                                                                          142
   Custodian Fees                                                                                               580
   Registration Fees                                                                                            152
   Professional Fees                                                                                            116
   Printing Fees                                                                                                 81
   Other Fees                                                                                                    12
                                                                                                           --------
   Total Expenses                                                                                            12,321
                                                                                                           --------
   Less:
     Directed Brokerage (1)                                                                                    (153)
                                                                                                           --------
                                                                                                             12,168
   Net Expenses
                                                                                                           --------
   NET INVESTMENT INCOME                                                                                     15,780
                                                                                                           --------
   NET REALIZED AND UNREALIZED GAIN (L0SS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
   Net Realized Gain from Security Transactions                                                              57,966
   Net Realized Loss from Foreign Currency Transactions                                                        (386)
   Net Change in Unrealized Appreciation on Investments                                                     122,051
   Net Change in Unrealized Appreciation on Forward Foreign
     Currency Contracts, Foreign Currency, and Translation of
     Other Assets and Liabilities Denominated in Foreign Currency                                                46
                                                                                                           --------
   NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS                        179,677
                                                                                                           --------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                       $195,457
                                                                                                           ========

(1) See Note 3 in the Notes to Financial Statements.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
12                CAUSEWAY INTERNATIONAL VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS (000)
                                                                                       CAUSEWAY INTERNATIONAL
                                                                                             VALUE FUND
                                                                                    -------------------------------
                                                                                    10/01/03 to         10/01/02 to
                                                                                        9/30/04             9/30/03
                                                                                    -----------         -----------
OPERATIONS:
   Net Investment Income                                                             $   15,780           $   5,097
   Net Realized Gain from Security Transactions                                          57,966               1,296
   Net Realized Loss from Foreign Currency Transactions                                    (386)               (214)
   Net Change in Unrealized Appreciation on Investments                                 122,051              98,033
   Net Change in Unrealized Appreciation (Depreciation) on Forward Foreign
     Currency Contracts, Foreign Currency, and Translation of Other Assets
     and Liabilities Denominated in Foreign Currency                                         46                 (27)
                                                                                     ----------           ---------
   Net Increase in Net Assets Resulting from Operations                                 195,457             104,185
                                                                                     ----------           ---------
DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS:
   Net Investment Income Dividend:
     Institutional Class                                                                 (4,064)               (650)
     Investor Class                                                                      (4,848)             (1,122)
                                                                                     ----------           ---------
   Total Net Investment Income Dividends                                                 (8,912)             (1,772)
                                                                                     ----------           ---------
   Net Capital Gain Distribution:
     Institutional Class                                                                 (1,988)               (344)
     Investor Class                                                                      (2,658)               (710)
                                                                                     ----------           ---------
   Total Net Capital Gain Distributions                                                  (4,646)             (1,054)
                                                                                     ----------           ---------
   Total Dividends and Distribution to Shareholders                                     (13,558)             (2,826)
                                                                                     ----------           ---------
CAPITAL SHARE TRANSACTIONS(1):
   Institutional Class:
   Proceeds from Shares Sold                                                            722,487             177,853
   Reinvestment of Dividends                                                              5,932                 992
   Payments for Shares Redeemed                                                         (40,881)            (60,119)
   Redemption Fee(2)                                                                         14                   5
                                                                                     ----------           ---------
   Increase in Net Assets Derived from Institutional Class Transactions                 687,552             118,731
                                                                                     ----------           ---------
   Investor Class:
   Proceeds from Shares Sold                                                            452,549             272,012
   Reinvestment of Dividends                                                              7,301               1,796
   Payments for Shares Redeemed                                                        (135,763)           (148,635)
   Redemption Fee(2)                                                                        171                  17
                                                                                     ----------           ---------
   Increase in Net Assets Derived from Investor Class Transactions                      324,258             125,190
                                                                                     ----------           ---------
   Net Increase in Net Assets Derived from Capital Share Transactions                 1,011,810             243,921
                                                                                     ----------           ---------
   Total Increase in Net Assets                                                       1,193,709             345,280

NET ASSETS:
     Beginning of Year                                                                  545,631             200,351
                                                                                     ----------           ---------
     End of Year                                                                     $1,739,340           $ 545,631
                                                                                     ==========           =========
     Undistributed Net Investment Income                                             $  10,474            $  4,784
                                                                                     ==========           =========

(1) See Note 7 in the Notes to Financial Statements.
(2) See Note 2 in the Notes to Financial Statements.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
                      CAUSEWAY INTERNATIONAL VALUE FUND                       13


FINANCIAL HIGHLIGHTS
FOR THE YEARS ENDED SEPTEMBER 30, 2004 AND 2003 AND THE PERIOD FROM INCEPTION(1)
THROUGH SEPTEMBER 30, 2002
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS

------------------------------------------------------------------------------------------------------------------------------------

                               Net Realized
                                        and
          Net Asset                 Unrealized                Dividends  Distributions          Total
             Value,          Net          Gain      Total      from Net           from      Dividends     Net Asset
          Beginning   Investment    (Loss)  on       from    Investment        Capital            and    Value, End          Total
          of Period       Income    Securities Operations        Income          Gains  Distributions     of Period        Return+
------------------------------------------------------------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
INSTITUTIONAL CLASS
 2004++      $11.86        $0.23         $2.98      $3.21        $(0.18)        $(0.09)        $(0.27)       $14.80          27.41%
 2003++        8.82         0.18          2.98       3.16         (0.08)         (0.04)         (0.12)        11.86          36.21
 2002(1)      10.00         0.09         (1.26)     (1.17)        (0.01)            --          (0.01)         8.82         (11.72)
INVESTOR CLASS
 2004++      $11.81        $0.18         $2.99      $3.17        $(0.16)        $(0.09)        $(0.25)       $14.73          27.16%
 2003++        8.80         0.16          2.96       3.12         (0.07)         (0.04)         (0.11)        11.81          35.76
 2002(1)      10.00         0.07         (1.26)     (1.19)        (0.01)            --          (0.01)         8.80         (11.95)

------------------------------------------------------------------------------------------------------------------------------------
                                    Ratio of
                                    Expenses
                                  to Average         Ratio of     Ratio of Net
                Net Assets        Net Assets         Expenses       Investment
                    End of        (Excluding       to Average           Income         Portfolio
                    Period          Directed              Net       to Average          Turnover
                      (000)       Brokerage)+++     Assets++++      Net Assets             Rate+
------------------------------------------------------------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
INSTITUTIONAL CLASS
 2004++           $997,371              1.02%            1.00%            1.61%            21.11%
 2003++            224,464              1.05             1.04             1.74             32.32
 2002(1)            70,883              1.05             1.03             1.70             46.76
INVESTOR CLASS
 2004++           $741,969              1.25%            1.23%            1.31%            21.11%
 2003++            321,167              1.28             1.27             1.55             32.32
 2002(1)           129,468              1.29             1.27             1.44             46.76

 (1) Commenced operations on October 26, 2001. All ratios for the period have been annualized.
   + Returns and portfolio turnover are for the period indicated and have not been annualized.
  ++ Per share amounts calculated using average shares method.
 +++ See Note 3 in the Notes to Financial Statements.
++++ Expense ratio reduced by directed brokerage (see Note 3 in the Notes to Financial Statements).
Amounts designated as "--" are $0.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------
14                CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS



1. ORGANIZATION

Causeway International Value Fund (the "Fund") is a series of Causeway Capital Management Trust (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act") and is a Delaware statutory trust that was established on August 10, 2001. The Fund began operations on October 26, 2001. The Fund is authorized to offer two classes of shares, the Institutional Class and the Investor Class. The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest of the Fund. The Fund's prospectus provides a description of the Fund's investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Fund.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of net assets and liabilities and disclosure of contingent assets at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available are valued at the last reported sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the last reported bid price. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Securities for which market prices are not "readily available" are valued in accordance with fair value pricing procedures established by the Fund's Board of Trustees (the "Board"). The Fund's fair value pricing procedures are implemented through a Fair Value Committee (the "Committee") designated by the Fund's Board. Some of the more common reasons that may necessitate that a security be valued using fair value pricing procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When the Committee values a security in accordance with the fair value pricing procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

--------------------------------------------------------------------------------
                      CAUSEWAY INTERNATIONAL VALUE FUND                      15

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


The Fund uses a third party vendor to fair value certain non-U.S. securities if there is a movement in the U.S. market that exceeds certain thresholds established by the Committee. The vendor provides a fair value for foreign securities based on certain factors and methodologies involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security.

SECURITY TRANSACTIONS AND RELATED INCOME - Security transactions are accounted for on the trade date the security is purchased or sold. Dividend income is recognized on the ex-dividend date, and interest income is recognized using the accrual basis of accounting. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

FOREIGN CURRENCY TRANSLATION - The books and records of the Fund are maintained in U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective date of such transactions.

The Fund does not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

FORWARD FOREIGN CURRENCY CONTRACTS - The Fund may enter into forward foreign currency contracts to settle transactions or as hedges against either specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for Federal income tax purposes. As of September 30, 2004, the following forward foreign currency contracts were outstanding:

                 Contracts                  Unrealized
Maturity        to Deliver/      In        Appreciation
Date              Receive   Exchange For  (Depreciation)
---------------------------------------------------------
Foreign Currency Purchases:
10/01/04   CD   2,026,526    1,593,933      $ 12,636
10/01/04   CF   3,654,869    2,902,532        33,341
10/01/04   EU  10,986,063   13,540,323       121,896
10/01/04   UK   8,556,022   15,499,234         2,491
10/05/04   UK   1,487,837    2,696,050        (1,512)
10/04/04   HK   7,539,309      966,702           384
10/01/04   JP 303,955,147    2,728,110        35,118
10/01/04   NO   6,776,901    1,001,360         9,123
10/01/04   NZ   1,385,804      926,895        11,710
10/01/04   SG   1,081,174      637,673         4,240
---------------------------------------------------------
                                            $229,427
---------------------------------------------------------
Foreign Currency Sales:
10/04/04   CF     357,437      283,703        (3,459)
10/04/04   UK     467,062      580,647          (172)
---------------------------------------------------------
                                            $ (3,631)
---------------------------------------------------------
CURRENCY LEGEND
CD  Canadian Dollar           JP Japanese Yen
CF  Swiss Franc               NO Norwegian Krone
EU  Euro                      NZ New Zealand Dollar
UK  British Pound Sterling    SG Singapore Dollar
HK  Hong Kong Dollar

--------------------------------------------------------------------------------
16                CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


EXPENSES - Class specific expenses are borne by that class of shares. Income, realized and unrealized gains/losses and non class specific expenses are allocated to the respective classes on the basis of relative daily net assets.

DIVIDENDS AND DISTRIBUTIONS - Dividends, if any, from net investment income, if any, are declared and paid on an annual basis. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

REDEMPTION FEE - The Fund imposes a redemption fee of 2% on the original value of any capital shares redeemed by shareholders less than 90 days after purchase. The redemption fee does not apply to shares purchased through reinvested distributions, shares redeemed through designated systematic withdrawal plans, or omnibus account arrangements through financial intermediaries where the purchase and sale orders of a number of persons are aggregated before being communicated to the Fund.


3. INVESTMENT ADVISORY, ADMINISTRATION, SHAREHOLDER SERVICE AND
   DISTRIBUTION AGREEMENTS

The Trust, on behalf of the Fund, has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Causeway Capital Management LLC (the "Investment Adviser"). Under the Advisory Agreement, the Investment Adviser is entitled to a monthly fee equal to an annual rate of 0.80% of the Fund's average daily net assets. The Investment Adviser contractually agreed to waive its fee for the fiscal year ended September 30, 2004 and, to the extent necessary, reimburse the Fund to keep total annual operating expenses from exceeding
1.05% and 1.30% of the Institutional Class and Investor Class average daily net assets, respectively. No waivers or reimbursements were required under the contract for the fiscal year ended September 30, 2004.

Directed brokerage credits are used to pay for Fund expenses, which has the effect of increasing the Fund's total return. Because the Investment Adviser has a binding expense limit commitment to the Fund, directed brokerage credits may not be used to increase the management fee received by the Investment Adviser when it is waiving management fees or paying Fund expenses under the expense limit agreement. Accordingly, the Investment Adviser's management fee waiver and/or expense payment, if any, is calculated using expenses gross of directed brokerage credits. The credits are then applied after the Investment Adviser's full management fee waiver and/or expense payment.

The Trust and SEI Investments Global Funds Services (the "Administrator") have entered into an Administration Agreement. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee which is calculated daily and paid monthly based on the aggregate average daily net assets of the Fund as follows: 0.15% up to $250 million; 0.125% from $250 million to $500 million; 0.10% from $500 million to $1 billion; and 0.07% in excess of $1 billion. The Fund is subject to a minimum annual fee of $165,000 for all classes in existence on the agreement date and $80,000 for any portfolio created thereafter. In addition, the minimum annual fee will be increased $20,000 for each new class added after the agreement date.

-------------------------------------------------------------------------------
                 CAUSEWAY INTERNATIONAL VALUE FUND                            17

NOTES TO FINANCIAL STATEMENTS
(CONTINUED)


The Fund has adopted a Shareholder Service Plan and Agreement (the "Plan") for Investor Class shares that allows the Fund to pay broker-dealers and other financial intermediaries a fee of up to 0.25% per annum of average daily net assets for services provided to Investor Class shareholders. For the fiscal year ended September 30, 2004, the Investor Class paid 0.24% of average daily net assets under the Plan.

The Trust and SEI Investments Distribution Co. (the "Distributor") have entered into a Distribution Agreement. The Distributor receives no fees for its distribution services under this agreement.

Certain Trustees and officers of the Fund are also officers of the Administrator and/or Distributor or are members and officers of the Investment Adviser. These persons receive no fees for serving as Trustees or officers of the Fund.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments, during the fiscal year ended September 30, 2004 for the Fund were as follows:

                      Investment
                      Securities
                      ----------
           Purchases                 Sales
             (000)                   (000)
             -----                   -----
        -------------------------------------
          $1,219,712               $219,839
        -------------------------------------

5. RISKS OF FOREIGN INVESTING

The Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in different foreign countries.

6. FEDERAL TAX INFORMATION

The Fund is classified as a separate taxable entity for Federal income tax purposes. The Fund intends to continue to qualify as a separate "regulated investment company" under Subchapter M of the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required. To the extent that distributions from net investment income and net realized capital gains exceed amounts reported in the financial statements, such amounts are reported separately.

The Fund may be subject to taxes imposed by countries in which it invests in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Fund accrues such taxes when the related income is earned.

The amounts of distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are either temporary or permanent in nature. As of September 30, 2004, the primary book/tax differences relate to the current taxation of unrealized gains on non-U.S. securities determined to be passive foreign investment companies ("PFICs") and the effect of wash sales. In addition, the Fund may use earnings and profits distributed

--------------------------------------------------------------------------------
18                CAUSEWAY INTERNATIONAL VALUE FUND

NOTES TO FINANCIAL STATEMENTS
(CONCLUDED)


to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. The character of distributions made during the year from net investment income or net realized gains, and the timing of distributions made during the year may differ from the year that the income or realized gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

Accordingly, the following permanent differences, which are primarily due to realized losses on foreign currency and earnings and profits on shareholder redemptions, have been reclassified to/from the following accounts (000):

       Undistributed    Accumulated
      Net Investment    Net Realized       Paid In
          Income           Gain            Capital
------------------------------------------------------
          $7,449         $(8,241)           $792
------------------------------------------------------


The tax character of dividends and distributions declared during the fiscal years ended September 30, 2004 and September 30, 2003 were as follows (000):

                     Ordinary    Long-Term
                      Income   Capital Gain    Total
------------------------------------------------------
  2004               $10,677      $2,881     $13,558
  2003                 2,826          --       2,826
------------------------------------------------------
As of September 30, 2004, the components of distributable income on a tax basis were as follows (000):

Undistributed Undistributed                Post October  Other         Total
 Ordinary       Long-Term     Unrealized    Currency   Temporary  Distributable
 Income       Capital Gain   Appreciation     Losses   Differences    Income
--------------------------------------------------------------------------------
 $49,371        $29,139       $164,278       $(129)      $(222)      $242,437
--------------------------------------------------------------------------------


Post-October currency losses represent losses realized on currency transactions from November 1, 2003 through September 30, 2004 that, in accordance with Federal income tax regulations, the Fund may elect to defer and treat as having arisen in the following fiscal year.

At September 30, 2004, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investment securities for the Fund were as follows (000):
                                              Net
   Federal    Appreciated   Depreciated   Unrealized
  Tax Cost    Securities    Securities   Appreciation
------------------------------------------------------
 $1,599,807    $193,501      $(29,249)     $164,252
------------------------------------------------------

7. CAPITAL SHARES ISSUED AND REDEEMED (000)

                                      2004      2003
                                      ----      ----
   INSTITUTIONAL CLASS:
   Shares Sold                      50,853    17,133
   Shares Issued in Reinvestment
     of Dividends                      462       108
   Shares Redeemed                  (2,878)   (6,342)
                                    ------   -------
   Increase in Shares Outstanding
     Derived from Institutional
     Class Transactions             48,437    10,899
                                    ------   -------
   INVESTOR CLASS:
   Shares Sold                      32,234    28,110
   Shares Issued in Reinvestment
     of Dividends                      570       195
   Shares Redeemed                  (9,635)  (15,828)
                                    ------   -------
   Increase in Shares Outstanding
     Derived from Investor
     Class Transactions             23,169    12,477
                                    ------   -------
   Increase in Shares
     Outstanding from Capital
     Share Transactions             71,606    23,376
                                    ======   =======

--------------------------------------------------------------------------------
                   CAUSEWAY INTERNATIONAL VALUE FUND                         19

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees and Shareholders of Causeway International Value Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Causeway International Value Fund (the "Fund") at September 30, 2004, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





PricewaterhouseCoopers LLP
Los Angeles, California
November 10, 2004





--------------------------------------------------------------------------------
20                CAUSEWAY INTERNATIONAL VALUE FUND

NOTICE TO SHAREHOLDERS (Unaudited)


The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of the Fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in early 2005. Please consult your tax adviser for proper treatment of this information.

For the fiscal period ended September 30, 2004, the Fund is designating the following items with regard to distributions paid during the year:

      (A)              (B)             (C)             (D)              (E)                (F)            (G)
                                                                                       Qualifying
   Long Term        Ordinary                                       Dividends (1)       Qualifying
 Capital Gains       Income        Tax Exempt         Total        for Corporate     Dividend Income    Foreign
 Distributions    Distributions   Distributions   Distributions Dividends Received    (15% Tax Rate       Tax
  (Tax Basis)      (Tax Basis)     (Tax Basis)     (Tax Basis)       Deduction          for QDI)        Credit
 -------------    ------------    -------------   ------------- ------------------   ---------------   ---------
    16.67%           83.33%           0.00%          100.00%           0.00%             62.75%         25.87%

Foreign taxes accrued during the fiscal year ended September 30, 2004 amounted to $3,725,243 and are expected to be passed through to shareholders as foreign tax credits on Form 1099 - Dividend for the year ending December 31, 2004. In addition, for the year ended September 30, 2004, gross income derived from sources within foreign countries amounted to $15,721,322 for the Fund.


(1) Qualifying Dividends represent dividends which qualify for the corporate dividends received deduction.
Items (A), (B), (C), and (D)are based on a percentage of the Fund's total distribution.
Item (E) is based on a percentage of ordinary income distributions of the Fund. Item (F) represents the amount of "Qualifying Dividend Income" as defined in the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the Fund's intention to designate the maximum amount permitted by the law.
Item (G) is based on a percentage of ordinary income distributions of the Fund.



--------------------------------------------------------------------------------
                  CAUSEWAY INTERNATIONAL VALUE FUND                          21


TRUSTEE AND OFFICER INFORMATION (Unaudited)
Information pertaining to the Trustees and officers of the Trust is set forth below. Trustees who are not deemed to be "interested persons" of the Trust as defined in the 1940 Act are referred to as "Independent Board Members." Trustees who are deemed to be
"interested persons" of the Trust are referred to as "Interested Board Members." The Trust's Statement of Additional Information
("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling
 1-866-947-7000.
-----------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                              NUMBER OF
                                      OFFICE                                               PORTFOLIOS
                                        AND                PRINCIPAL                        IN TRUST           OTHER
     NAME           POSITION(S)      LENGTH OF           OCCUPATION(S)                      COMPLEX         DIRECTORSHIPS
   ADDRESS,        HELD WITH THE       TIME               DURING PAST                      OVERSEEN BY         HELD BY
     AGE1             COMPANY         SERVED2             FIVE YEARS                      BOARD MEMBER3     BOARD MEMBER4
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS5
--------------
Gracie V.           Trustee &       Since 8/01       Chief Operating Officer and                1           None
Fermelia            Assistant                        Member of the Investment Adviser
Age: 42             Secretary                        (since 2001); Business Manager,
                                                     International Department, Hotchkis
                                                     and Wiley division of Merrill
                                                     Lynch Investment Managers, L.P.
                                                     ("MLIM"), Los Angeles (1998 -
                                                     2001).
INDEPENDENT
BOARD MEMBERS
-------------

Peter Graham Allen  Trustee         Since 2/04       President, Haven Partners (private         1           None
Age: 46                                              equity and financial advisory firm)
                                                     (1998 - present); Chairman
                                                     and Chief Executive
                                                     Officer, ForMyCause.com
                                                     (internet company) (2000);
                                                     Managing Director, Credit
                                                     Suisse First Boston
                                                     (investment banking firm)
                                                     (1999).

John A. G. Gavin    Trustee         Since 9/01       Partner and Managing Director,             1           Director/Trustee
Age: 73                                              Hicks, Muse, Tate & Furst (Latin                       TCW Galileo
                                                     America) (private equity                               Funds, Inc.,
                                                     investment firm) (1994 - 2001);                        TCW Convertible
                                                     Chairman, Gamma Holdings                               Securities Fund,
                                                     (investment holding company)                           Inc., Hotchkis
                                                     (since 1968); U.S. Ambassador                          and Wiley Funds
                                                     to Mexico (1981 - 1986).                               and Claxson, S.A.

Eric H. Sussman     Trustee         Since 9/01       Tenured Lecturer, Anderson                 1           None
Age: 38                                              Graduate School of Management,
                                                     University of California, Los
                                                     Angeles (since 1995); President,
                                                     Amber Capital, Inc. (real estate
                                                     investment and financial planning
                                                     firm) (since 1993).



--------------------------------------------------------------------------------
22                CAUSEWAY INTERNATIONAL VALUE FUND

TRUSTEE AND OFFICER INFORMATION (Unaudited)
(CONTINUED)



-----------------------------------------------------------------------------------------------------------------------------------
                                      TERM OF                                               NUMBER OF
                                      OFFICE                                               PORTFOLIOS
                                        AND                 PRINCIPAL                       IN TRUST           OTHER
     NAME           POSITION(S)      LENGTH OF            OCCUPATION(S)                      COMPLEX        DIRECTORSHIPS
   ADDRESS,        HELD WITH THE       TIME                DURING PAST                      OVERSEEN BY        HELD BY
     AGE1             COMPANY         SERVED2              FIVE YEARS                      BOARD MEMBER3    BOARD MEMBER4
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS
--------
Turner Swan         President and   Since 8/01       General Counsel and Member of the          N/A             N/A
11111 Santa         Secretary                        Investment Adviser (since 2001);
Monica Blvd.,                                        Attorney, MLIM (1997 - 2001).
Suite 1550,
Los Angeles, CA
90025
Age: 42

Peter Golden        Treasurer       Since 9/01       Funds Accounting Director of               N/A             N/A
One Freedom                                          the Administrator (since 2001);
Valley Drive                                         Vice President, Funds
Oaks, PA 19456                                       Administration, J.P. Morgan
Age: 40                                              Chase & Co., (2000 - 2001);
                                                     Vice President, Fund & Pension
                                                     Accounting, Chase Manhattan
                                                     Bank (1997 - 2000).

Daniel B. Heyman    Chief           Since 5/04       Associate, PricewaterhouseCoopers          N/A            N/A
11111 Santa         Compliance                       LLP (2003 - 2004); Staff Accountant,
Monica Blvd.,       Officer                          Edward J. Heyman and Company,
Suite 1550,                                          CPA (2000 - 2003).
Los Angeles, CA
90025
Age: 26

Timothy D. Barto    Vice President  Since 9/01       Vice President and Assistant               N/A            N/A
One Freedom         and Assistant                    Secretary of the Administrator and
Valley Drive        Secretary                        Distributor (since December 1999);
Oaks, PA 19456                                       Associate at Dechert, Price &
Age: 36                                              Rhoads (1997 - 1999).




--------------------------------------------------------------------------------
                 CAUSEWAY INTERNATIONAL VALUE FUND                            23

TRUSTEE AND OFFICER INFORMATION (Unaudited)
(CONCLUDED)


------------------------------------------------------------------------------------------------------------------------------------
                                          TERM OF                                                 NUMBER OF
                                          OFFICE                                                 PORTFOLIOS
                                           AND                  PRINCIPAL                         IN TRUST          OTHER
     NAME              POSITION(S)       LENGTH OF             OCCUPATION(S)                      COMPLEX       DIRECTORSHIPS
   ADDRESS,           HELD WITH THE        TIME                 DURING PAST                     OVERSEEN BY        HELD BY
     AGE1               COMPANY          SERVED2               FIVE YEARS                       BOARD MEMBER3    BOARD MEMBER4
------------------------------------------------------------------------------------------------------------------------------------

William E.            Vice President     Since 9/01    Vice President and Assistant                  N/A           N/A
Zitelli, Jr.          and Assistant                    Secretary of the Administrator and
One Freedom           Secretary                        Distributor (since September 2000);
Valley Drive                                           Vice President, Merrill Lynch & Co.
Oaks, PA 19456                                         Asset Management Group (1998 - 2000).
Age: 36


Lydia A. Gavalis      Vice President     Since 9/01    Vice President and Assistant                  N/A           N/A
One Freedom           and Assistant                    Secretary of the Administrator and
Valley Drive          Secretary                        Distributor (since 1998).
Oaks, PA 19456
Age: 40

Christine McCullough  Vice President     Since 9/01    Vice President and Assistant                  N/A           N/A
One Freedom           and Assistant                    Secretary of the Administrator and
Valley Drive          Secretary                        Distributor (since November 1999);
Oaks, PA 19456                                         Associate at White and Williams
Age: 44                                                LLP (1991 - 1999).

----------------------
1 Each Trustee may be contacted by writing to the Trustee c/o Causeway Capital Management Trust, One Freedom Valley Drive,
  Oaks, PA 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or in each case until he or she sooner dies, resigns, is removed, or becomes disqualified in accordance with the Trust's by-laws.

3 The "Trust Complex" consists of all registered investment companies for which Causeway Capital Management LLC serves as investment adviser. As of September 30, 2004, the Trust Complex consisted of one investment company.

4 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934
 (i.e., "public companies") or other investment companies registered under the 1940 Act.

5 Ms. Fermelia is considered to be an "interested" person of the Trust as defined in Section 2(a)(19) of the 1940 Act.




-------------------------------------------------------------------------------
24                        CAUSEWAY INTERNATIONAL VALUE FUND

DISCLOSURE OF FUND EXPENSES (Unaudited)


All mutual funds have operating expenses. As a shareholder of a fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the fund's average net assets; this percentage is known as the fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the fund, and the "Ending Account Value" number is derived from deducting that expense cost from the fund's gross investment return.

You can use this information, together with the actual amount you invested in the fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1000 = 8.6), then multiply that ratio by the number shown for your fund under "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN. This section helps you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your fund's comparative cost by comparing the hypothetical result for your fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT your fund's actual return -- the account values shown may not apply to your specific investment.




--------------------------------------------------------------------------------
                   CAUSEWAY INTERNATIONAL VALUE FUND                          25

DISCLOSURE OF FUND EXPENSES
(CONCLUDED)


                          BEGINNING     ENDING                 EXPENSES
                           ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                            VALUE       VALUE      EXPENSE      DURING
                           3/31/04     9/30/04     RATIOS       PERIOD*
--------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Class      $1,000.00     $1,023.50     1.00%       $5.06

HYPOTHETICAL 5% RETURN
Institutional Class      $1,000.00     $1,020.00     1.00%       $5.05
--------------------------------------------------------------------------------
CAUSEWAY INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Investor Class           $1,000.00     $1,022.20     1.23%       $6.22

HYPOTHETICAL 5% RETURN
Investor Class           $1,000.00     $1,018.85     1.23%       $6.21
--------------------------------------------------------------------------------
*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 183/366 (TO REFLECT THE ONE-HALF YEAR PERIOD).




--------------------------------------------------------------------------------
26                CAUSEWAY INTERNATIONAL VALUE FUND

NOTES

--------------------------------------------------------------------------------




INVESTMENT ADVISER:

Causeway Capital Management LLC
11111 Santa Monica Boulevard
Suite 1550
Los Angeles, CA90025

DISTRIBUTOR:

SEI Investments Distribution Co.
One Freedom ValleyDrive
Oaks, PA 19456

TO OBTAIN MORE INFORMATION:

Call 1-866-947-7000 or visit us online
at www.causewayfunds.com

This material must be preceded or accompanied by a current prospectus.

Beginning with the fiscal quarter ended December 31, 2004, the Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q will be available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available (i) without charge, upon request, by calling 1-866-947-7000; and (ii) on the Commission's website at http://www.sec.gov.

--------------------------------------------------------------------------------
                                                                 CCM-AR-001-0300
--------------------------------------------------------------------------------
                       CAUSEWAY INTERNATIONAL VALUE FUND

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Eric Sussman. Mr. Eric Sussman is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Aggregate fees billed to the registrant for professional services rendered by the registrant's principal accountant for fiscal years ended September 30, 2003 and 2004 were as follows:



----------------------------------------------------
                         2004              2003
----------------------------------------------------
(a)     Audit      $33,500           $30,150
        Fees(1)

----------------------------------------------------
(b)     Audit-     None              None
        Related
        Fees
----------------------------------------------------
(c)     Tax        $4,300            $4,000
        Fees(2)

----------------------------------------------------
(d)     All        None              None
        Other
        Fees
----------------------------------------------------

Notes:
  (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
  (2)  Tax fees include amounts related to tax return reviews.

(e)(1) The registrant's audit committee has adopted a charter that requires it to pre-approve the engagement of auditors to (i) audit the registrant's financial statements, (ii) provide other audit or non-audit services to the registrant, or (iii) provide non-audit services to the registrant's investment adviser if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.


(f) Not applicable.

(g) For the fiscal years ended September 30, 2003 and September 30, 2004, the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant and the registrant's investment adviser were $20,700 and $37,845.

(h) The audit committee considered whether the provision of non-audit services rendered to the registrant's investment adviser by the registrant's principal accountant that were not pre-approved were compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant does not have procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                  Causeway Capital Management Trust


By (Signature and Title)*                     /s/ Turner Swan
                                              ---------------------
                                              Turner Swan, President

Date: 12/03/04


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                     /s/ Turner Swan
                                              ---------------------
                                              Turner Swan, President


Date: 12/03/04

By (Signature and Title)*                     /s/ Peter Golden
                                              ----------------------
                                              Peter Golden, Treasurer
Date: 12/03/04
* Print the name and title of each signing officer under his or her signature.